Investments in Equity Affiliates (Narrative) (Details) (Yisheng [Member])	1 Months Ended
Aug. 31, 2011
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest disposed in Yisheng	80.00%
Remaining interest in Yisheng	20.00%